Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Accounts receivable, gross	$3,347,962	$3,383,777
Less: allowance for doubtful accounts	(2,011,691)	(2,082,442)
Accounts receivable, net	$1,336,271	$1,301,335

Changes of allowance for doubtful accounts for the six months ended September 30, 2025 and the year ended March 31, 2025 were as follows:

	For the
	six months ended September 30, 2025	years ended March 31 2025

Beginning balance	$2,082,442	$1,731,517
Reverse (Additional) through bad debt expense	(115,732)	263,972
Exchange rate difference	44,981	86,953
Ending balance	$2,011,691	$2,082,442

For the six months ended September 30, 2025 and 2024, the Company reversed expected credit loss of $115,732 and recorded expected credit losses of $26,518, respectively.